Fair Value Measurements	6 Months Ended
Jun. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The Company's financial assets are valued using market prices on both active markets ("Level 1") and less active markets ("Level 2"). Level 1 instrument valuations are obtained from real-time quotes for transactions in active exchange markets involving identical assets. Level 2 instrument valuations are obtained from readily available pricing sources for comparable instruments. As of December 31, 2009, December 31, 2010 and June 30, 2011 (unaudited), the Company did not have any financial assets without observable market values that would require a high level of judgment to determine fair value ("Level 3").

The following tables present the financial assets measured at fair value on a recurring basis as of December 31, 2009 and 2010 and June 30, 2011 (in thousands):

	December 31, 2009
	Total Balance	Level 1	Level 2
Assets:
Money market funds (1)	$5,233	$5,233	$—

	December 31, 2010
	Total Balance	Level 1	Level 2
Assets:
Money market funds (1)	$36,560	$36,560	$—

	June 30, 2011 (unaudited)
	Total Balance	Level 1	Level 2
Assets:
Money market funds (1)	$156,743	$156,743	$—
U.S. Government and Agency securities	39,304	—	39,304

	$196,047	$156,743	$39,304

(1)	These assets are included within cash and cash equivalents.